FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL
           INVESTMENT MANAGERS PURSUANT TO SECTION 13(f)
              OF THE SECURITIES EXCHANGE ACT OF 1934
                       AND RULES THEREUNDER

                Securities and Exchange Commission
                     Washington, D.C.   20549

            Report for the Quarter ended March 31, 1999

              If amended report, check here:  ______


Name of Institutional Investment Manager:

            ATLANTIC RICHFIELD COMPANY*

Business Address:

Street:     333 South Hope Street
City:       Los Angeles
State:      California
Zip Code:   90071

Name, Phone Number and Title of Person Duly Authorized to Submit
This Report:

Name:       Marie L. Knowles
Phone No.:  (213) 486-1726
Title:      Executive Vice President and Chief Financial Officer
__________________________________________________________________

  Attention:  Intentional misstatements or omissions of facts constitute Federal Criminal Violations.  See 18
              U.S.C. 1001 and 15 U.S.C. 78ff(a).
__________________________________________________________________

* Substantially all of the assets of the Retirement Plans of Atlantic Richfield Company ("ARCO") and certain of Its Sub-sidiaries are held in a directed master trust under agreement dated as of February 1, 1980, as amended June 1, 1986, with State Street Bank and Trust Company as Trustee. A portion of these assets were previously managed by the Investment Officer of ARCO, who is a full time employee of ARCO and who had sole investment and voting discretion with respect to said assets. In October 1998, management of these securities was transferred to an outside manager and there is no plan for ARCO to hold any securities for management in the future.


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     The institutional investment manager submitting this Form
and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Los Angeles and State of California on the 11th day of May, 1999.


                                  ATLANTIC RICHFIELD COMPANY
                                    (Name of Institutional
                                      Investment Manager)


                                     /s/ MARIE L. KNOWLES
                                _________________________________
                                (Manual Signature of Person Duly
                                Authorized to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

                               NONE